Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000024817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 11,749	$ 11,749	$ 11,749	$ 10,511	$ 9,470	$ 11,220	$ 11,443	$ 10,813	$ 9,721	$ 10,347	$ 9,220	$ 9,081	$ 9,550
Average Annual Return, Percent		6.79%	0.75%	1.63%
C000024817 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		11.78%	1.68%	2.10%
C000024819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 11,584	$ 11,584	$ 11,584	10,364	9,337	11,146	11,465	10,899	9,877	10,599	9,521	9,437	10,000
Average Annual Return, Percent		10.06%	0.93%	1.48%
C000024819 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		11.06%	0.93%	1.48%
C000114967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 12,600	$ 12,600	$ 12,600	11,246	10,108	11,944	12,165	11,453	10,273	10,919	9,696	9,526	10,000
Average Annual Return, Percent		12.04%	1.93%	2.34%
C000024820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 17,651	$ 17,651	$ 17,651	15,209	14,586	18,052	16,264	12,818	11,006	12,326	9,167	10,206	9,450
Average Annual Return, Percent		9.67%	5.41%	5.85%
C000024820 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		16.06%	6.61%	6.45%
C000024822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 17,546	$ 17,546	$ 17,546	15,119	14,499	18,077	16,412	13,035	11,280	12,738	9,548	10,718	10,000
Average Annual Return, Percent		14.21%	5.81%	5.78%
C000024822 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		15.21%	5.81%	5.78%
C000062082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 19,102	$ 19,102	$ 19,102	16,415	15,704	19,389	17,427	13,706	11,744	13,127	9,742	10,825	10,000
Average Annual Return, Percent		16.37%	6.86%	6.69%
C000024823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 14,469	$ 14,469	$ 14,469	13,533	12,382	12,775	12,204	10,726	9,429	10,925	8,366	9,211	9,450
Average Annual Return, Percent		1.05%	4.97%	3.76%
C000024823 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		6.92%	6.17%	4.35%
C000024825 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 14,395	$ 14,395	$ 14,395	13,464	12,319	12,804	12,332	10,923	9,680	11,301	8,718	9,671	10,000
Average Annual Return, Percent		5.12%	5.35%	3.71%
C000024825 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		6.12%	5.35%	3.71%
C000130407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Account Value		$ 15,038	$ 15,038	$ 15,038	14,086	12,908	13,339	12,771	11,244	9,899	11,494	8,818	9,728	10,000
Average Annual Return, Percent		6.76%	5.99%	4.16%
C000090240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 15,717	$ 15,717	$ 15,717	14,658	13,374	13,761	13,113	11,494	10,076	11,649	8,897	9,772	10,000
Average Annual Return, Percent		7.23%	6.46%	4.63%
C000129977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 15,804	$ 15,804	$ 15,804	14,732	13,433	13,815	13,158	11,529	10,102	11,669	8,905	9,775	10,000
Average Annual Return, Percent		7.28%	6.51%	4.68%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 10,302.40274	$ 10,302.40274	$ 10,302.40274	9,845.401835	9,648.036771	11,598.32812	11,993.12872	11,066.09944	10,211.61781	10,508.18615	9,863.837845	9,567.047	10,000
Average Annual Return, Percent	[1]	4.64%	(1.42%)	0.30%
J P Morgan Emerging Markets Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value		$ 13,486.47086	$ 13,486.47086	$ 13,486.47086	11,918.02325	11,199.33504	13,477.47917	13,656.83161	12,959.98365	11,339.79165	11,916.68805	10,744.6847	10,023.801	10,000
Average Annual Return, Percent		13.16%	0.80%	3.04%
Equally weighted J P Morgan Emerging Markets Bond Index Global Diversified J P Morgan Corporate Emerging Market Bond Index Diversified and J P Morgan Government Bond Index Emerging Markets Unhedged Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified
Account Value		$ 13,184.01962	$ 13,184.01962	$ 13,184.01962	12,089.8388	11,135.1939	12,886.02094	12,959.97196	12,415.90309	11,005.01571	11,553.01459	10,340.20274	9,642.226696	10,000
Average Annual Return, Percent		9.05%	1.21%	2.80%
Morningstar Emerging Markets Bond Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Bond Funds Average
Account Value		$ 12,323.94608	$ 12,323.94608	$ 12,323.94608	10,993.94383	10,214.08231	11,938.69762	12,122.222	11,519.03794	10,390.08647	10,965.99764	9,892.20921	9,184.641	10,000
Average Annual Return, Percent		12.07%	1.42%	2.08%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value		$ 15,714.09525	$ 15,714.09525	$ 15,714.09525	13,902.29407	12,723.82486	14,438.05023	13,228.72395	12,078.39125	10,862.24066	11,822.04276	9,265.417561	9,268.211	10,000
Average Annual Return, Percent	[2]	13.03%	5.40%	4.62%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value		$ 16,396.2817	$ 16,396.2817	$ 16,396.2817	14,654.76248	13,042.31499	14,514.60868	13,103.95011	12,318.78175	10,956.13347	11,900.74563	9,351.00665	9,705.768	10,000
Average Annual Return, Percent		11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Blend Funds Average
Account Value		$ 15,670.46462	$ 15,670.46462	$ 15,670.46462	13,861.8679	12,729.62036	14,234.20103	12,877.53123	12,007.87079	10,790.20966	11,803.37347	9,357.068125	9,674.149	10,000
Average Annual Return, Percent		13.00%	5.50%	4.61%
MSCI ACWI ex USA SMID Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA SMID Cap Index
Account Value		$ 16,468.64759	$ 16,468.64759	$ 16,468.64759	14,689.31998	13,456.92164	16,063.82311	14,260.64068	12,967.7873	11,637.08019	12,945.6829	10,032.52389	9,950.419	10,000
Average Annual Return, Percent		12.11%	4.89%	5.11%
Morningstar Foreign Small Mid Growth Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Small/Mid Growth Average
Account Value		$ 16,214.22837	$ 16,214.22837	$ 16,214.22837	$ 14,507.07755	$ 14,170.54136	$ 19,445.36495	$ 17,176.47613	$ 13,949.84605	$ 12,197.49959	$ 13,543.17972	$ 10,134.72633	$ 10,518.463	$ 10,000
Average Annual Return, Percent		11.78%	3.04%	4.93%

[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[2]	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.